UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174		Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Ave New York, NY 10174

Registrant’s telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2008 – July 31, 2008

Item 1 – Schedule of Investments.

ALPINE TOTAL DYNAMIC DIVIDEND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2008 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (91.3%)
Australia (7.1%)
AXA Asia Pacific Holdings, Ltd.	5,700,000	$24,152,088
BHP Billiton, Ltd.	100,000	3,739,101
BHP Billiton, Ltd. - ADR	704,800	52,620,368
Boart Longyear Group	12,336,041	23,695,904
Brambles, Ltd.	4,000,000	31,072,861
Macquarie Group, Ltd.	870,000	42,131,127
WorleyParsons, Ltd.	450,000	13,554,829
		190,966,278
Belgium (1.6%)
InBev NV	625,000	42,164,517

Bermuda (1.7%)
Frontline, Ltd.	455,900	29,255,103
Golden Ocean Group, Ltd.	2,990,000	17,215,434
		46,470,537
Brazil (0.8%)
Cia Vale do Rio Doce - ADR	687,500	20,645,625

Canada (3.0%)
Fording Canadian Coal Trust	308,700	27,286,915
Potash Corp. of Saskatchewan	72,000	14,792,363
Rogers Communications, Inc.	1,173,900	39,655,453
		81,734,731
Cyprus (0.1%)
Prosafe Production Public, Ltd.*	916,860	3,847,391

Denmark (2.3%)
FLSmidth & Co. AS	428,100	41,664,343
Novo Nordisk AS	300,000	19,161,614
		60,825,957
Finland (3.3%)
Metso Oyj.	936,046	33,873,976
Nokia Oyj. - ADR	500,000	13,660,000
Sampo Oyj.	1,675,000	42,378,605
		89,912,581
France (1.5%)
Alstom SA	200,000	22,592,771
Neopost SA	171,045	17,104,767
Vinci SA	20,000	1,138,686
		40,836,224
Germany (4.3%)
Deutsche Post AG	483,200	11,411,265
E.ON AG	329,600	63,113,909
Fresenius Medical Care AG & Co.	751,062	41,648,215
		116,173,389
Hong Kong (1.0%)
China Mobile, Ltd. - ADR	413,251	27,625,829

Ireland (1.3%)
Anglo Irish Bank Corp. PLC	4,570,000	36,141,415

Israel (0.7%)
Israel Chemicals, Ltd.	997,644	18,636,915

Italy (2.0%)
Azimut Holding S.p.A.	1,919,000	15,550,399
Saipem S.p.A.	1,000,000	38,871,297
		54,421,696
Japan (5.9%)
ITOCHU Corp.	2,700,000	27,028,781
Marubeni Corp.	2,000,000	14,700,839
Mitsubishi Corp.	1,800,000	52,889,650
Nintendo Co., Ltd.	131,200	63,967,373
		158,586,643
Mexico (1.0%)
America Movil SAB de C.V. - ADR	548,500	27,693,765

Netherlands (0.9%)
New World Resources NV*	770,000	23,809,713

Norway (2.7%)
Fred Olsen Energy ASA	574,750	31,577,821
ProSafe SE*	916,860	8,061,625
Seadrill, Ltd.	1,056,700	31,915,904
		71,555,350
Russia (3.6%)
Mobile TeleSystems OJSC - ADR	800,000	57,120,000
Vimpel-Communications OJSC - ADR	1,550,000	39,106,500
		96,226,500
South Korea (0.6%)
Macquarie Korea Infrastructure Fund - GDR	2,629,023	15,774,138

Spain (0.2%)
Inditex SA	100,000	4,843,314

Sweden (0.4%)
JM AB	200,000	2,370,295
Tele2 AB	550,100	9,677,020
		12,047,315
Switzerland (2.1%)
ABB, Ltd.*	60,000	1,594,806
Nestle SA	1,250,000	54,993,317
		56,588,123
Turkey (0.6%)
Turkcell Iletisim Hizmet AS - ADR	853,935	16,480,946

United Kingdom (7.0%)
De La Rue PLC	1,182,000	19,750,763
Eurasian Natural Resources Corp.*	1,400,000	29,276,511
European Capital, Ltd.	1,825,000	15,941,599
Man Group PLC	1,735,625	21,140,567
Reed Elsevier PLC	1	11
Southern Cross Healthcare, Ltd.	2,320,000	5,380,377
United Utilities Group PLC	3,648,055	50,291,812
United Utilities Group PLC, B Shares*	6,015,000	20,268,583
Xstrata PLC	357,500	25,836,373
		187,886,596
United States (35.6%)
Altria Group, Inc.	525,000	10,683,750
American Capital Strategies, Ltd.	475,000	9,652,000
Apache Corp.	117,000	13,123,890
Arch Coal, Inc.	424,400	23,897,964
AT&T, Inc.	295,000	9,088,950
BlackRock Kelso Capital Corp.	450,000	4,392,000
Bristol-Myers Squibb Co.	125,000	2,640,000
Campbell Soup Co.	137,500	5,002,250
CF Industries Holdings, Inc.	190,200	31,090,092
Chesapeake Energy Corp.	243,200	12,196,480
Cleveland-Cliffs, Inc.	150,000	16,261,500
CME Group, Inc.	22,400	8,066,912
ConAgra Foods, Inc.	500,000	10,840,000
Consol Energy, Inc.	294,500	21,907,855
Devon Energy Corp.	166,500	15,799,185

Diamond Offshore Drilling, Inc.	531,000	63,348,300
EI Du Pont de Nemours & Co.	220,000	9,638,200
FairPoint Communications, Inc.	5,846	40,571
Fortress Investment Group LLC - Class A	427,000	5,064,220
Foundation Coal Holdings, Inc.	374,400	22,239,360
Freeport-McMoRan Copper & Gold, Inc.	130,000	12,577,500
GateHouse Media, Inc.	2,322,700	1,463,301
Genco Shipping & Trading, Ltd.	573,500	39,101,230
Goldman Sachs Group, Inc.	65,000	11,962,600
Intel Corp.	280,000	6,213,200
JPMorgan Chase & Co.	390,000	15,845,700
Kraft Foods, Inc.	550,000	17,501,000
Macquarie Infrastructure Co., LLC	1,262,215	28,298,860
Merck & Co., Inc.	435,000	14,311,500
Monsanto Co.	210,000	25,013,100
Noble Corp.	490,000	25,416,300
Overseas Shipholding Group, Inc.	328,700	25,885,125
Peabody Energy Corp.	429,000	29,021,850
PepsiCo, Inc.	1,040,000	69,222,400
Pfizer, Inc.	270,000	5,040,900
PG&E Corp.	455,000	17,531,150
Philip Morris International, Inc.	525,000	27,116,250
Potash Corp. of Saskatchewan	72,000	14,707,440
Procter & Gamble Co.	375,000	24,555,000
Raytheon Co.	550,000	31,311,500
Regal Entertainment Group	1,456,300	24,247,395
Schlumberger, Ltd.	430,000	43,688,000
Ship Finance International, Ltd.	280,000	8,327,200
Textron, Inc.	482,230	20,962,538
Time Warner Cable, Inc.*	2,268,612	64,496,639
Transocean, Inc.*	80,000	10,882,400
Union Pacific Corp.	50,000	4,122,000
Verizon Communications, Inc.	285,000	9,701,400
VF Corp.	325,829	23,322,840
Weatherford International, Ltd.*	325,000	12,262,250
		959,082,047

TOTAL COMMON STOCKS (Identified Cost $2,748,344,380)		2,460,977,535

INVESTMENT COMPANIES (0.4%)
United States (0.4%)
PennantPark Investment Corp.	1,359,200	9,432,848

TOTAL INVESTMENT COMPANIES (Identified Cost $20,174,100)		9,432,848

PARTICIPATION NOTES (0.0%)(1)
China (0.0%)(1)
China Steel Corp. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/20/13*	382,200	549,012
Taiwan (0.0%)(1)
Delta Electronics (Loan Participation Notes issued by Macquarie Capital Securities, Ltd.), expiring 07/11/13*	36,400	93,760
Quanta Computer, Inc. (Loan Participation Notes issued by Macquarie Group, Ltd.), expiring 07/24/12*	91,500	130,689
		773,461

TOTAL PARTICIPATION NOTES (Identified Cost $841,019)		773,461

	Maturity		Value
Description	Date	Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (0.9%)
Switzerland (0.2%)
Morgan Stanley & Co., Inc. - Swiss Life Holding*	07/30/09	23,255	6,016,904

United States (0.7%)
Morgan Stanley & Co., Inc. - Fortress Investment Group LLC - Class A*	09/10/08	1,575,800	18,688,988

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $40,218,995)			24,705,892

			Value
Description	7 day yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (7.5%)
Citi Institutional Cash Reserve Money Market Fund(2)	2.613%	50,000,000	50,000,000
Dreyfus Institutional Cash Advantage Money Market Fund(2)	2.590%	40,000,000	40,000,000
Morgan Stanley Institutional Liquidity Money Market Fund, Advisor Class(2)	2.383%	111,498,648	111,498,648
			201,498,648
TOTAL SHORT TERM INVESTMENTS (Identified Cost $201,498,648)			201,498,648

TOTAL INVESTMENTS (100.1%) (Identified Cost $3,011,077,142)			2,697,388,384

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)			(2,341,578)

NET ASSETS (100.0%)			$2,695,046,806

* Non-income producing security.

(1) Less than 0.05% of Total Net Assets.

(2) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Schedule of Portfolio Investments.

Common Abbreviations
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Aktieselskab is the Danish term for a stock-based corporation.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR - Global Depositary Receipt.
Inc. – Incorporated.
LLC - Limited Liability Corp.
Ltd. – Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OJSC - Open Joint Stock Company.
Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A. - Societa` Per Azioni is an Italian shared company.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

July 31, 2008

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to January 26, 2007 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AOD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value..

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and overthe- counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of  foreign price is not readily available then securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statements of Operations.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Equity Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

6. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	69,969,192
Gross depreciation (excess of tax cost over value)	(412,071,052)
Net unrealized appreciation/(depreciation)	(342,101,860)
Cost of investments for income tax purposes	3,039,490,244

7. New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                               There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2008

By:	/s/ Sheldon Flamm
Sheldon Flamm
Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2008

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